BUSINESS ACQUISITIONS - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended			24 Months Ended
	Jul. 30, 2021	Feb. 11, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Nortech Packaging Acquisition
Disclosure of detailed information about business combination [line items]
Consideration transferred		$ 46,510
Contingent consideration		10,806
Consideration paid in cash, before adjustments		$ 36,500
Acquisition-related costs						$ 800
Contingent consideration, measurement period		2 years
Escrow deposit			$ 2,400	$ 4,700		$ 4,700
Nortech Packaging Acquisition | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Contingent consideration		$ 12,000
Nortech Packaging Acquisition | Selling, general and administrative expense
Disclosure of detailed information about business combination [line items]
Acquisition-related costs				$ 100	$ 700
Nuevopak Global Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred	$ 42,965
Contingent consideration	$ 8,305
Contingent consideration recognised as of closing date, measurement period	3 years
Consideration paid in cash, before adjustments	$ 34,800
Acquisition-related costs			$ 1,700
Nuevopak Global Limited | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Contingent consideration	$ 9,000